Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1],[2]
Profit or loss [abstract]
Other operating income	$ 34,298	$ 77,474
Research and development	(1,963,664)	(1,480,708)
General and administrative	(1,987,972)	(2,252,587)
Operating loss	(3,917,338)	(3,655,821)
Finance expense	(186,000)	(937,585)
Finance income	513	69,540
Share of loss of an associate	(237,007)		[3]
Net loss from continuing operations	(4,339,832)	(4,523,866)
Discontinued operations:
Loss after tax from discontinued operations		(1,420,862)
Net loss attributable to owners of the Company	(4,339,832)	(5,944,728)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of $0	198,277	(31,634)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of $0	14,662	(80,121)
Share of other comprehensive income of an associate	(43,712)
Other comprehensive income/(loss), net of taxes of $0	169,227	(111,755)
Total comprehensive loss attributable to owners of the Company	$ (4,170,605)	$ (6,056,483)
Basic loss per share (in Dollars per share)	$ (2.11)	$ (28.31)
Basic loss per share from continuing operations (in Dollars per share)	$ (2.11)	$ (21.55)

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Revised for the reclassification of certain activities as discontinued operations (see Note 2).
[3]	Amounts have been re-presented from those previously published to reflect the change in the Group’s presentation currency from Swiss francs to US dollars (see Note 2).